Vessels, net	6 Months Ended
Jun. 30, 2026
Vessels, net [Abstract]
Vessels, net
5.          Vessels, net:

(a) Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:
	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2025	$42,370,405	$(3,162,417)	$39,207,988
Capitalized vessel improvements	(1,786)	—	(1,786)
Vessel disposal (b)	(8,912,837)	2,790,699	(6,122,138)
Depreciation	—	(1,084,393)	(1,084,393)
Balance June 30, 2026	$33,455,782	$(1,456,111)	$31,999,671

The Company reviewed its vessels for impairment and were not found to have an indication of impairment as the fair values were in excess of carrying values on June 30, 2026.

(b) Vessel Disposal:

On April 22, 2026, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Mimosa for a gross sale price of $12.8 million. The vessel was delivered to its new owners on April 29, 2026. In connection with this sale, the Company recognized during the second quarter of 2026 a gain of $6.2 million which is presented in ‘Gain on sale of vessel’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income. The sale of the above vessel took place due to a favorable offer.